SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2021
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY

NOTE 5:-SHAREHOLDERS’ EQUITY

a.Issuance of Shares:

On May 25, 2018, the Company entered into a sales agreement with Cantor Fitzgerald & Co. ("Cantor"), as sales agent, pursuant to which the Company was entitled to offer and sell, from time to time through Cantor, ordinary shares, par value NIS 0.01 per share, of the Company (the "Ordinary Shares"), under an At-the-Market ("ATM") program, having an aggregate offering price of up to $25,000 (the "ATM Shares"). Any ATM Shares offered and sold were issued pursuant to the Company’s shelf registration statement on Form F-3 (Registration No. 333-213007) and the related prospectus previously declared effective by the Securities and Exchange Commission on October 11, 2016 (the "Registration Statement"), as supplemented by a prospectus supplement, dated May 25, 2018. As of December 31, 2019, 7,245,268 ATM Shares were issued and sold under the ATM, with proceeds of approximately $22,914 (net of $781 issuance expenses). The program was terminated in 2019.

On June 14, 2018, the Company entered into agreements in connection with a registered direct offering (the "Offering") of an aggregate of 5,316,457 Ordinary Shares (the "RD Shares") of the Company at a purchase price of $3.95 per RD Share. In connection with the issuance of the RD Shares, the Company also issued warrants to purchase an aggregate of up to 4,253,165 additional Ordinary Shares (the "Warrants"). The Warrants are exercisable at a price of $4.74 per Ordinary Share and have a term of five years from the date of issuance. The Offering was made pursuant to the Company’s Registration Statement. Proceeds from the Offering were $19,767 (net of $1,233 issuance expenses).

During the six-month periods ended June 30, 2021 and 2020, Warrants to purchase an aggregate of 89,557 and 3,504,061 Ordinary Shares were exercised with proceeds of approximately $425 and $16,609, respectively, and Warrants to purchase up to 297,469 Ordinary Shares remain outstanding as of June 30, 2021.

On October 10, 2018, the Company entered into a Master Clinical Trial Collaboration Agreement with Bristol-Myers Squibb to evaluate the safety and tolerability of the Company’s COM701 in combination with Bristol-Myers Squibb’s programmed death-1 (PD-1) immune checkpoint inhibitor Opdivo® (nivolumab), in patients with advanced solid tumors. In conjunction with the Master Clinical Agreement, Bristol-Myers Squibb made a $12,000 equity investment in the Company. Under the terms of the securities purchase agreement, Bristol-Myers Squibb purchased 2,424,243 Ordinary Shares of the Company at a purchase price of $4.95 per share. The share price represents a 33% premium over the average closing price of Compugen’s Ordinary Shares for twenty (20) Nasdaq trading days prior to the execution of the securities purchase agreement. The investment closed on October 12, 2018.

The premium over the fair market value in the amount of $4,121 represents the relative fair value of deferred participation of Bristol-Myers Squibb in R&D expenses which will be amortized over the period of the clinical trial based on the progress in the R&D, in accordance with ASC 808 "Collaborative Arrangements" and $7,788 (net of $91 issuance expenses) were considered equity investment.

F - 11

COMPUGEN LTD. AND ITS SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 5:-SHAREHOLDERS’ EQUITY (Cont.)

In March 2020, the Company entered into an underwriting agreement with SVB Leerink LLC and Stifel, Nicolaus & Company, Incorporated, as representatives of the several underwriters relating to the issuance and sale in a public offering of 8,333,334 of the Company's Ordinary Shares at a price to the public of $9.00 per share (and a price of $8.46 per share to the underwriters). Such shares were issued on March 16, 2020. In addition, the Company granted the underwriters a 30-day option to purchase additional Ordinary Shares at the price set forth above. On April 14, 2020, the Company issued and sold, pursuant to that underwriting agreement an additional 483,005 Ordinary Shares pursuant to the underwriters’ option specified above. The Company sold a total of 8,816,339 Ordinary Shares in the offering with proceeds of $74,147 (net of $5,200 issuance expenses).

b.Stock option plan:

During the six-month period ended June 30, 2021, the Company's Board of Directors granted 66,500 options to purchase Ordinary Shares of the Company to employees. The exercise prices for such options range from $7.59 to $13.32 per Ordinary Share, with vesting to occur in up to four years.

The following table presents the assumptions used to estimate the fair value of the options granted in the periods presented:

	Six months ended June 30,
	2021	2020
	Unaudited

Volatility	66%-67%	55%-59%
Risk-free interest rate	0.5%-0.8%	0.5%-1.6%
Dividend yield	0%	0%
Expected life (years)	5.1	5.0-5.1

Weighted average fair value of options granted during the six-month periods ended June 30, 2021 and 2020 were $5.54 and $3.10, respectively.

During the six-month periods ended June 30, 2021 and 2020, the Company recorded share based compensation in a total amount of $1,805 and $968, respectively.

As of June 30, 2021, the total unrecognized estimated compensation cost related to non-vested stock options granted prior to that date was $9,596 which is expected to be recognized over a weighted average period of approximately 3.00 years.

For the six months ended June 30, 2021 and 2020, the total weighted average number of shares related to outstanding options and warrants excluded from the calculations of diluted net loss per share were 6,242,283 and 7,984,232, respectively.

F - 12

COMPUGEN LTD. AND ITS SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 5:-SHAREHOLDERS' EQUITY (Cont.)

c.Employee Stock Purchase Plan:

The Company selected the Black-Scholes-Merton option-pricing model as the most appropriate fair value method for its stock-option awards and Employee Stock Purchase Plan (“ESPP”).

As of June 30, 2021, 36,639 Ordinary Shares had been purchased under the ESPP and 563,361 Ordinary Shares were available for future issuance under the ESPP.

	Six months ended June 30,
	2021	2020
	Unaudited

Volatility	64%-70%	-
Risk-free interest rate	0.0%-0.1%	-
Dividend yield	0%	-
Expected life (years)	0.4-0.5	-

During the six-month period ended June 30, 2021, the Company recorded ESPP compensation in a total amount of $111.